Property, Plant and Equipment	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Property, Plant and Equipment
17. Property, Plant and Equipment

(CAD$ in millions)	Exploration and Evaluation	Mineral Properties	Land, Buildings, Plant and Equipment	Capitalized Production Stripping Costs	Construction In Progress	Total
At January 1, 2022
Cost	$944	$21,362	$18,716	$7,334	$9,931	$58,287
Accumulated depreciation	—	(6,681)	(9,578)	(4,646)	—	(20,905)
Net book value	$944	$14,681	$9,138	$2,688	$9,931	$37,382
Year ended December 31, 2022
Opening net book value	$944	$14,681	$9,138	$2,688	$9,931	$37,382
Additions	102	—	389	1,138	4,964	6,593
Disposals	—	—	(25)	—	(5)	(30)
Asset impairment	(37)	(247)	(959)	—	—	(1,243)
Depreciation and amortization	—	(325)	(906)	(630)	—	(1,861)
Transfers between classifications	—	104	1,420	—	(1,524)	—
Changes in decommissioning, restoration and other provisions	—	(743)	(145)	—	—	(888)
Capitalized borrowing costs (Note 11)	—	131	—	—	358	489
Transfer to assets held for sale	(142)	(546)	(735)	—	(129)	(1,552)
Changes in foreign exchange rates	28	235	172	52	718	1,205
Closing net book value	$895	$13,290	$8,349	$3,248	$14,313	$40,095
At December 31, 2022
Cost	$895	$20,364	$18,567	$8,596	$14,313	$62,735
Accumulated depreciation	—	(7,074)	(10,218)	(5,348)	—	(22,640)
Net book value	$895	$13,290	$8,349	$3,248	$14,313	$40,095
Year ended December 31, 2023
Opening net book value	$895	$13,290	$8,349	$3,248	$14,313	$40,095
Additions	581	198	918	1,198	3,615	6,510
Disposals	(12)	(2)	(34)	—	(7)	(55)
Depreciation and amortization	—	(377)	(964)	(739)	—	(2,080)
Transfers between classifications (c)	—	324	13,787	—	(14,111)	—
Changes in decommissioning, restoration and other provisions	(7)	926	18	—	(6)	931
Capitalized borrowing costs (Note 11)	—	—	—	—	780	780
Changes in foreign exchange rates	(25)	(89)	(282)	(25)	(195)	(616)
Closing net book value	$1,432	$14,270	$21,792	$3,682	$4,389	$45,565
At December 31, 2023
Cost	$1,432	$20,693	$32,637	$9,738	$4,389	$68,889
Accumulated depreciation	—	(6,423)	(10,845)	(6,056)	—	(23,324)
Net book value	$1,432	$14,270	$21,792	$3,682	$4,389	$45,565

17. Property, Plant and Equipment (continued)

a) Exploration and Evaluation

Significant exploration and evaluation projects in property, plant and equipment include the Galore Creek, Zafranal, San Nicolás and NewRange projects.

b) Borrowing Costs

Borrowing costs are capitalized at a rate based on our weighted average cost of borrowing or at the rate of the project-specific debt, as applicable. Capitalized borrowing costs are classified with the asset they relate to within mineral properties, land, buildings, plant and equipment, or construction in progress. Our weighted average borrowing rate used for capitalization of borrowing costs in 2023 was 5.8% (2022 – 5.7%).

c) Transfers Between Classifications – 2023

The majority of the assets related to QB2 became available for use in December of 2023. As a result, we transferred $1.3 billion into land, buildings, plant and equipment and $290 million into mineral properties from construction in progress.